SEGMENT INFORMATION - Schedule of geographic areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Geographical information
Net revenues	$ 50,014	$ 51,905	$ 42,426
Long-lived assets	25,452	33,054
PRC
Geographical information
Net revenues	19,262	20,898	16,462
Long-lived assets	13,624	19,062
Singapore
Geographical information
Net revenues	30,752	31,007	$ 25,964
Long-lived assets	$ 11,828	$ 13,992